OTHER PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Oct. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLE AND ACCRUED LIABILITIES	NOTE 7 – OTHER PAYABLE AND ACCRUED LIABILITIES Other payable and accrued liabilities consist of the following:

	October 31, 2025	October 31, 2024

Salaries payable	$6,113	–